UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/05

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS HIGH YIELD STRATEGIES FUND
Statement of Investments
December 31, 2005 (Unaudited)
	Prinicipal
Bonds and Notes -- 133.0%	Amount	a	Value ($)
Advertising -- .2%
RH Donnelley Financial,
Sr. Sub. Notes, 10.875%, 2012	551,000	b,c	624,008
Aerospace & Defense -- 2.5%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,182,000	b	1,217,460
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,239,000	b	1,307,145
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	438,000		421,028
L-3 Communications:
Conv. Bonds, 3%, 2035	550,000	c	546,562
Sr. Sub. Notes, 6.375%, 2015	1,400,000	b,c	1,403,500
Sr. Sub. Notes, 7.625%, 2012	1,050,000	b	1,110,375
Transdigm,
Sr. Sub Notes, 8.375%, 2011	1,955,000	b	2,067,412
			8,073,482
Agricultural -- .4%
Alliance One International,
Notes, 11%, 2012	1,430,000	b,c	1,265,550
Airlines -- .7%
Northwest Airlines,
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	1,601,875	b	1,446,998
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 4.77%, 2049	668,434	e	668,604
			2,115,602
Auto Manufacturing -- .4%
Navistar International,
Sr. Notes, 7.5%, 2011	1,292,000	b	1,237,090
Automotive, Trucks & Parts -- 1.9%
Cooper-Standard Automotive,
Sr. Sub. Notes, 8.375%, 2014	525,000		401,625
Goodyear Tire & Rubber,
Sr. Notes, 9%, 2015	2,525,000	c	2,499,750
HLI Operating,
Sr. Notes, 10.5%, 2010	278,000		228,655
Polypore International,
Sr. Discount Notes, 0/10.5%, 2012	2,003,000	f	1,131,695
United Components,
Sr. Sub. Notes, 9.375%, 2013	675,000	b	675,000
Visteon,
Sr. Notes, 8.25%, 2010	1,475,000	b	1,261,125
			6,197,850
Banking -- 1.5%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	3,620,000	b	3,746,700
Colonial Bank of Montgomery Alabama,
Sub. Notes, 9.375%, 2011	1,000,000		1,175,416
			4,922,116
Building & Construction -- 4.4%
Asia Aluminum,
Secured Notes, 8%, 2011	355,000	c	348,344
Beazer Homes,

Sr. Notes, 6.875%, 2015	2,000,000	b	1,927,500
Compression Polymers,
Sr. Notes, 10.5%, 2013	1,325,000	b,c	1,291,875
DR Horton,
Sr. Notes, 8.5%, 2012	2,600,000	b	2,790,861
Goodman Global:
Sr. Notes, 6.41%, 2012	2,225,000	c,d	2,213,875
Sr. Sub. Notes, 7.875%, 2012	438,000	c	409,530
Nortek,
Sr. Sub. Notes, 8.5%, 2014	1,319,000		1,279,430
Owens Corning,
Debs., 7.5%, 2018	2,826,000	e	2,211,345
Standard-Pacific,
Sr. Notes, 6.5%, 2010	1,600,000	b	1,534,000
Texas Industries,
Sr. Notes, 7.25%, 2013	250,000	c	260,625
			14,267,385
Chemicals -- 6.3%
Airgas,
Sr. Sub. Notes, 6.25%, 2014	202,000		216,140
Sr. Sub. Notes, 9.125, 2011	1,300,000		1,283,750
Equistar Chemical/Funding,
Notes, 10.125%, 2008	1,200,000		1,308,000
Huntsman:
Sr. Notes, 9.875%, 2009	438,000		464,280
Sr. Secured Notes, 11.625%, 2010	909,000	b	1,039,669
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	3,516,000		3,647,850
IMC Global,
Sr. Notes, Ser. B, 10.875%, 2008	1,000,000		1,112,500
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,508,000	b	4,744,670
Nova Chemicals,
Sr. Notes, 6.5%, 2012	520,000		506,350
PQ,
Sr. Sub. Notes, 7.5%, 2013	250,000	c	233,750
Rhodia,
Sr. Notes, 10.25%, 2010	4,454,000	b	4,899,400
Rockwood Specialties,
Sr. Sub. Notes, 7.5%, 2014	1,006,000	b	1,107,857
			20,564,216
Commercial & Professional Services -- 1.9%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	888,000	b	987,900
Corrections Corp of America,
Sr. Sub. Notes, 6.25%, 2013	2,475,000	b	2,462,625
Hertz:
Sr. Notes, 8.875%, 2014	1,085,000	c	1,110,769
Sr. Sub. Notes, 10.5%, 2016	500,000	c	517,500
Service Corp International,
Sr. Notes, 7%, 2017	660,000	c	658,350
Williams Scotsman,
Sr. Notes, 8.5%, 2015	550,000		572,000
			6,309,144
Consumer Products -- 1.6%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,290,000	b	1,019,100
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,669,000	b	1,414,478

Playtex Products,
Sr. Sub. Notes, 9.375%, 2011		2,264,000	b	2,382,860
Rayovac,
Sr. Sub. Notes, 8.5%, 2013		465,000		408,037
				5,224,475
Diversified Financial Services -- 9.4%
BCP Crystal US,
Sr. Sub. Notes, 9.625%, 2014		2,280,000	b	2,547,900
CCM Merger,
Notes, 8%, 2013		1,325,000	c	1,278,625
Consolidated Communications Illinois/Texas,
Sr. Notes, 9.75%, 2012		747,000	b	799,290
E*Trade Financial,
Sr. Notes, 7.375%, 2013		350,000	c	356,125
FINOVA,
Notes, 7.5%, 2009		2,275,440	b	807,781
Ford Motor Credit:
Global Landmark Securities, 7.375%, 2009		1,650,000	b	1,464,528
Notes, 5.29%, 2006		4,500,000	b,d	4,370,414
GMAC:
Bonds, 8%, 2031		1,300,000	b	1,248,545
Notes, 7.75%, 2010		3,435,000	b	3,210,598
Sr. Notes, 5.375%, 2011	EUR	1,140,000		1,204,181
Glencore Funding,
Notes, 6%, 2014		1,150,000	c	1,083,346
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014		560,000		568,400
Kansas City Southern Railway,
Sr. Notes, 9.5%, 2008		1,090,000		1,185,375
Leucadia National,
Sr. Notes, 7%, 2013		1,725,000		1,725,000
Nell AF SARL,
Sr. Notes, 8.375%, 2015		1,280,000	b,c	1,273,600
Noble,
Sr. Notes, 6.625%, 2015		2,475,000	c	2,283,759
Residential Capital:
Sr. Notes, 6.375%, 2010		3,040,000	b	3,091,975
Sr. Notes, 6.875%, 2015		800,000		851,555
Stena AB,
Sr. Notes, 7.5%, 2013		1,170,000	b	1,129,050
				30,480,047
Diversified Metals & Mining -- 2.7%
Consol Energy,
Notes, 7.875%, 2012		3,182,000	b	3,488,268
CSN Islands VIII,
Sr. Notes, 10%, 2015		1,315,000	b,c	1,472,800
Freeport-McMoRan Copper & Gold:
Sr. Notes, 6.875%, 2014		975,000		989,625
Sr. Notes, 10.125%, 2010		1,000,000		1,103,750
Gibraltar Industries,
Sr. Sub. Notes, 8%, 2015		900,000	c	911,250
Southern Peru Copper,
Notes, 6.375%, 2015		650,000	c	650,441
				8,616,134
Electric Utilities -- 15.3%
AES,
Sr. Sub. Notes, 9.375%, 2010		7,610,000	b	8,351,975
Allegheny Energy Supply,
Bonds, 8.25%, 2012		5,650,000	b,c	6,398,625

CMS Energy,
Sr. Notes, 9.875%, 2007	4,442,000	b	4,775,150
Calpine Generating,
Secured Notes, 11.168%, 2011	216,000	b,d,f	220,320
FPL Energy National Wind,
Notes, 6.125%, 2019	4,528,635	b,c	4,441,028
MSW Energy:
Notes, 7.375%, 2010	450,000		464,625
Secured Bonds, 8.5%, 2010	1,450,000		1,551,500
Mirant:
Sr. Notes, 7.375%, 2013	3,535,000	c	3,592,444
Sr. Notes, 7.4%, 2004	1,558,000	c,e	1,939,710
Nevada Power:
First Mortgage, 6.50%, 2012	478,000	b	492,340
Mortgage, Bonds Ser. A, 8.25%, 2011	1,216,000		1,352,800
Notes, Ser. E, 10.875%, 2009	635,000		696,912
NRG Energy,
Sr. Secured Notes, 8%, 2013	1,900,000	b	2,128,000
Reliant Energy,
Sr. Secured Notes, 9.25%, 2010	4,913,000	b	4,937,565
Reliant Resources,
Sr. Secured Notes, 9.5%, 2013	1,480,000		1,491,100
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	425,000		433,500
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	3,467,000	b	3,768,591
TECO Energy,
Sr. Notes, 6.75%, 2015	525,000		546,000
TXU,
Sr. Notes, 5.55%, 2014	2,225,000	b	2,124,510
			49,706,695
Environmental Control -- 3.6%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	9,009,000	b	9,504,495
Sr. Notes, Ser. B, 9.25%, 2012	1,215,000	b	1,321,313
Geo Sub,
Sr. Notes, 11%, 2012	840,000	b	827,400
			11,653,208
Food & Beverages -- 3.5%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	225,000	b	230,625
Corn Products International,
Sr. Notes, 8.25%, 2007	863,000		902,027
Sr. Notes, 8.45%, 2009	863,000		951,874
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,879,000	b,d	2,005,833
Dole Foods:
Debs., 8.75%, 2013	665,000	b	688,275
Sr. Notes, 8.625%, 2009	702,000	b	723,060
Sr. Notes, 8.875%, 2011	475,000	b	489,250
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	395,000		410,800
Smithfield Foods,
Sr. Notes, 7%, 2011	1,500,000	b	1,537,500
Stater Brothers:
Sr. Notes, 7.991%, 2010	1,115,000	b,d	1,120,575
Sr. Notes, 8.125%, 2012	2,375,000	b	2,363,125
			11,422,944
Health Care -- 7.1%

Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	860,000	b	924,500
Coventry Health Care,
Sr. Notes, 8.125%, 2012	505,000		539,088
DaVita,
Sr. Sub. Notes, 7.25%, 2015	1,225,000		1,246,437
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	791,000	b	843,404
HCA,
Notes, 8.75%, 2010	3,570,000		3,966,259
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	2,704,000	b	2,717,520
Healthsouth,
Sr. Notes, 8.375%, 2011	1,925,000		1,968,312
Psychiatric Solutions,
Sr. Sub. Notes, 7.75%, 2015	525,000		544,687
Tenet Healthcare,
Sr. Notes, 9.875%, 2014	7,346,000	b	7,474,555
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	2,918,000	b	2,939,885
			23,164,647
Lodging & Entertainment -- 11.4%
AMC Entertainment,
Sr. Sub. Notes, 9.875%, 2012	1,200,000		1,182,000
Chumash Casino & Resort Enterprise,
Sr. Notes, 9.26%, 2010	610,000	c	651,175
Cinemark:
Sr. Discount Notes, 0/9.75%, 2014	1,335,000	b,f	994,575
Sr. Sub. Notes, 9%, 2013	90,000		95,625
Gaylord Entertainment:
Sr. Notes, 6.75%, 2014	775,000		763,375
Sr. Notes, 8%, 2013	200,000		210,500
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	2,548,000	b	2,535,260
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	1,878,000		1,995,375
Leslie's Poolmart,
Sr. Notes, 7.75%, 2013	970,000		977,275
MGM Mirage,
Notes, 8.5%, 2010	2,858,000	b	3,111,647
Mandalay Resort:
Sr. Notes, 6.5%, 2009	1,825,000	b	1,854,656
Sr. Sub. Notes, 9.375%, 2010	2,000,000		2,200,000
Mashantucket Western Pequot Tribe,
Bonds, 5.912%, 2021	2,850,000	c	2,854,794
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013	2,225,000		2,197,187
Sr. Sub. Notes, 6.375%, 2009	1,800,000	b	1,820,250
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	1,140,000	b	1,231,200
Sr. Sub. Notes, 8.875%, 2008	1,848,000	b	2,002,770
Penn National Gaming,
Sr. Sub. Notes, 6.75%, 2015	540,000		533,250
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	4,752,000	b	5,286,600
Royal Caribbean Cruises,
Sr. Notes, 8.75%, 2011	1,575,000	b	1,787,625
Seneca Gaming,
Sr. Notes, 7.25%, 2012	875,000	c	884,844

Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	690,000	b,c	714,150
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	1,331,000	b	1,301,052
			37,185,185
Machinery -- 3.2%
Case New Holland,
Sr. Notes, 9.25%, 2011	3,270,000	b	3,515,250
Columbus McKinnon,
Sr. Sub. Notes, 8.875%, 2013	615,000	c	642,675
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	3,100,000	b,c	3,007,000
Terex:
Notes, 7.375%, 2014	890,000	b	885,550
Sr. Sub. Notes, Ser. B, 10.375%, 2011	2,250,000	b	2,396,250
			10,446,725
Manufacturing -- 1.2%
Bombardier,
Notes, 6.3%, 2014	1,275,000	b,c	1,122,000
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	2,259,000	b	1,920,150
Polypore,
Sr. Sub. Notes, 8.75%, 2012	1,044,000	b	923,940
			3,966,090
Media -- 7.5%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	1,550,000	e	875,750
Cablevision Systems,
Sr. Notes, Ser. B, 7.89%, 2009	850,000	d	862,750
CBD Media,
Sr. Sub. Notes, 8.625%, 2011	200,000		205,000
Charter Communications,
Sr. Notes, 8.75%, 2013	2,466,000	b	2,361,195
CSC Holdings:
Sr. Notes, 6.75%, 2012	2,855,000	b,c	2,712,250
Sr. Notes, Ser.B, 8.125%, 2009	1,150,000	b	1,167,250
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	178,000		193,353
Sr. Sub. Notes, Ser. B, 12.125%, 2012	2,060,000	b	2,420,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	4,165,000	b	4,643,975
Entercom Radio Capital,
Sr. Sub. Notes, 7.625%, 2014	425,000		428,187
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,268,000	c	1,340,910
LBI Media,
Sr. Discount Notes, 0/11%, 2013	1,392,000	b,f	1,024,860
Lodgenet Entertainment,
Sr. Sub. Deb., 9.5%, 2013	419,000	b	457,757
Nexstar Finance,
Sr. Discount Notes, 0/11.375%, 2013	2,245,000	b,f	1,703,394
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	2,898,000	b.e	264,442
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,435,000		1,521,100
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,121,000	b	2,245,609
			24,428,282
Oil & Gas -- 13.1%

ANR Pipeline:
Debs., 7.375%, 2024	50,000	b	51,654
Notes, 8.875%, 2010	2,230,000	b	2,394,384
Sr. Notes, 7%, 2025	95,000	b	94,513
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	460,000		446,605
Dynegy:
Secured Notes, 9.875%, 2010	5,415,000	b,c	5,963,269
Secured Notes, 10.125%, 2013	3,550,000	b,c	4,029,250
El Paso Production:
Debs., 6.5%, 2008	862,000	b,c	857,690
Notes, 7.625%, 2008	3,893,000	b	3,970,860
Notes, 7.75%, 2010	3,942,000	b	4,040,550
Sr. Notes, 7.75%, 2013	2,321,000	b	2,419,643
Hanover Compressor:
Sr. Notes, 8.625%, 2010	921,000	b	978,563
Sr. Notes, 9%, 2014	1,263,000	b	1,382,985
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	1,452,000	b	1,542,750
McMoRan Exploration,
Sr. Notes, 5.25%, 2011	891,000	c	1,104,840
Northwest Pipeline,
Sr. Notes, 8.125%, 2010	2,200,000		2,343,000
Pogo Producing,
Sr. Sub. Notes, 6.625%, 2015	1,875,000		1,837,500
Southern Natural Gas,
Notes, 8.875%, 2010	1,795,000	b	1,927,318
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	2,225,000	b	2,263,938
Williams Cos.:
Notes, 7.625%, 2019	500,000		538,750
Notes, 7.125%, 2011	1,925,000	b	2,009,219
Notes, 7.875%, 2021	1,900,000	b	2,066,250
Notes, 8.75%, 2032	435,000		506,775
			42,770,306
Packaging & Containers -- 9.1%
Berry Plastics,
Sr. Sub. Notes, 10.75%, 2012	1,825,000	b	1,971,000
Crown Americas Capital:
Sr. Notes, 7.625%, 2013	7,225,000	b,c	7,532,063
Sr. Notes, 7.75%, 2015	4,125,000	c	4,290,000
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	1,026,000		990,090
Norampac,
Sr. Notes, 6.75%, 2013	1,500,000		1,455,000
Owens Brockway:
Sr. Notes, 6.75%, 2014	445,000		433,875
Sr. Notes, 8.25%, 2013	450,000	b	466,875
Sr. Secured Notes, 7.75%, 2011	900,000	b	943,875
Sr. Secured Notes, 8.75%, 2012	133,000		143,640
Sr. Secured Notes, 8.875%, 2009	1,000,000	b	1,048,750
Owens-Illinois:
Debs., 7.5%, 2010	900,000		918,000
Debs., 7.8%, 2018	1,815,000		1,815,000
Plastipak,
Sr. Notes, 8.5%, 2015	2,400,000	c	2,436,000
Pliant,
Sr. Secured Discount Notes, 0/11.125%, 2009	1,437,000	f,g	1,216,061
Solo Cup,

Sr. Sub. Notes, 8.5%, 2014		800,000		704,000
Stone Container:
Sr. Notes, 8.375%, 2012		662,000	b	643,795
Sr. Notes, 9.75%, 2011		2,525,000	b	2,562,875
				29,570,899
Paper & Forest Products -- 2.2%
Appleton Papers,
Sr. Sub. Notes, 9.75%, 2014		2,709,000	b	2,546,460
Buckeye Technologies:
Sr. Notes, 8.5%, 2013		1,150,000	b	1,155,750
Sr. Sub Notes, 9.25%, 2008		651,000	b	654,255
Georgia-Pacific,
Sr. Notes, 8%, 2014		805,000		772,800
Temple-Inland,
Bonds, 6.625%, 2018		1,975,000		2,038,976
				7,168,241
Real Estate Investment Trust -- 1.4%
BF Saul,
Sr. Secured Notes, 7.5%, 2014		2,210,000	b	2,259,725
Host Marriott:
Sr. Notes, Ser. I, 9.5%, 2007		90,000		93,600
Sr. Notes, Ser. M, 7%, 2012		2,150,000	b	2,214,500
				4,567,825
Retail -- 2.4%
Amerigas Partners,
Sr. Notes, 7.25%, 2015		1,100,000	b	1,127,500
Central European Distributor,
Sr. Secured Bonds, 8%, 2012	EUR	650,000	c	834,170
JC Penney,
Sr. Notes, 8%, 2010		1,472,000	b	1,619,564
Neiman-Marcus,
Sr. Notes, 9%, 2015		525,000	c	539,438
RH Donnelley,
Notes, 10.875%, 2012		690,000		781,425
Rite Aid:
Sr. Secured Notes, 8.125%, 2010		1,035,000	b	1,058,288
Sr. Secured Notes, 12.5%, 2006		899,000		945,074
VICORP Restaurants,
Sr. Notes, 10.5%, 2011		966,000	b	900,795
				7,806,254
State Government -- .7%
Erie Tobacco Asset Securitization,
Asset-Backed, Ser. E, 6%, 2028		750,000		735,473
Tobacco Settlement Authority of Iowa,
Asset-Backed, Ser. A, 6.5%, 2023		1,625,000		1,631,126
				2,366,599
Structured Index -- 2.4%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T1, 8.25%, 2010		7,727,940	b,c,h	7,824,539
Technology - 2.9%
Dresser,
Sr. Sub. Notes, 9.375%, 2011		1,950,000	b	2,062,125
Fisher Scientific International,
Sr. Sub. Notes, 6.125%, 2015		1,350,000	b,c	1,356,750
Freescale Semiconductor:
Sr. Notes, 6.875%, 2011		3,190,000	b	3,365,450
Sr. Notes, 7.125%, 2014		1,425,000		1,524,750
Imax,
Sr. Notes, 9.625%, 2010		919,000	b	951,165

Sungard Data Systems,
Sr. Notes, 8.524%, 2013	300,000	c,d	312,000
			9,572,240
Telecommunications -- 6.9%
American Tower:
Sr. Notes, 7.125%, 2012	1,329,000	b	1,375,515
Sr. Sub. Notes, 7.25%, 2011	1,100,000	b	1,149,500
American Tower Escrow,
Discount Notes, 0%, 2008	450,000	b	354,375
Hawaiian Telcom Communications,
Sr. Notes, 8.91375%, 2013	1,050,000	b,c,d	1,018,500
Innova S de RL,
Notes, 9.375%, 2013	1,814,000		2,022,610
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	1,250,000	b,c,d	1,276,563
Sr. Notes, 8.25%, 2013	1,370,000	b	1,390,550
MCI,
Sr. Notes, 8.735%, 2014	40,000	d	44,350
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	677,000	e	61,776
Qwest:
Bank Note, Ser. A, 8.53%, 2007	1,058,000	d	1,081,805
Bank Note, Ser. B, 6.95%, 2010	500,000	d	505,625
Roger Wireless:
Secured Notes, 7.25%, 2012	2,000,000	b	2,112,500
Sr. Secured Notes, 9.625%, 2011	1,000,000	b	1,155,000
Rural Cellular,
Sr. Notes, 9.875%, 2010	610,000		646,600
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	4,045,000	b,f	3,771,963
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,330,000	b	1,479,625
US Unwired,
Second Priority Sr. Secured Notes, Ser. B, 10%, 2012	2,172,000	b	2,454,360
Wind Acquisition Finance,
Sr. Bonds, 10.75%, 2015	575,000	c	596,563
			22,497,780
Textiles & Apparel -- 2.1%
INVISTA,
Notes, 9.25%, 2012	4,260,000	b,c	4,568,850
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	2,166,000	b	2,425,920
			6,994,770
Transportation -- 3.1%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,476,000		1,499,985
Greenbrier Cos.,
Sr. Notes, 8.375%, 2015	1,375,000		1,409,375
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	1,745,000		1,823,525
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	5,000,000	b	5,300,000
			10,032,885
Total Bonds and Notes
(cost $429,493,875)			433,043,213

Preferred Stocks - 2.8%
Banking -- 1.3%
Sovereign Capital Trust IV,

Conv., $2.1875	92,250		4,059,000
Diversified Financial Services -- .2%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	6,650	c	748,125
Media -- 1.3%
Paxson Communications,
Cum., $1,325	4		33,609
Cum. Conv., $975	289	c	1,997,945
Spanish Broadcasting System (Units)
Cum. Conv., Ser. B, $107.5	2,125		2,300,540
			4,332,094
Total Preferred Stocks
(cost $10,096,701)			9,139,219

Common Stocks -- 0%
Chemicals-fibers & Diversified -- 0%
Huntsman,	8,533	i	146,938
Telecommunications -- 0%
iPCS	554	i	26,731
Textiles & Apparel -- 0%
Dan River	58,891	i	17,667
Trump Entertainment Resorts	4,799	b,i	96,606
			114,273
Total Common Stocks
(cost $1,006,066)			287,942

Other Investments -- 6.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $19,746,000)	19,746,000	j	19,746,000

Total Investment( cost $ 460,0342,642)	141.9%		462,216,374
Liabiliotes, Less Cash and Receivables	(41.9%)		(136,566,468)
Net Assets	100.0%		325,649,906

[a] Principal amount stated in U.S Dollars unless otherwise noted.
EUR--Euro
[b] Collateral for Revolving Credit and Security Agreement.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.	These securities may be resold
in transactions exempt from registration, normally to qualified institutional buyers.
At December 31, 2005, these securities amounted to $101,672,644 or 31.2% of net assets.
[d] Variable rate security--interest rate subject to periodic change.
[e] Non-income producing--security in default.
[f] Zero Coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
[g] Subsequent to December 31, 2005, this security became Non - income producing.
[h] Security linked to portfolio of debt securities.
[i] Non-income producing.
[j] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)